Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000116490
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class A
Trading Symbol	CBHAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Market Neutral Income Fund Class A @ NAV - $15,365	Victory Market Neutral Income Fund Class A @ MOP - $14,484	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,649
6/16	$10,000	$9,427	$10,000	$10,000
6/17	$10,477	$9,876	$9,969	$10,050
6/18	$11,039	$10,407	$9,929	$10,188
6/19	$11,260	$10,614	$10,710	$10,425
6/20	$11,858	$11,178	$11,646	$10,597
6/21	$12,135	$11,439	$11,607	$10,607
6/22	$12,258	$11,555	$10,413	$10,625
6/23	$12,408	$11,697	$10,315	$11,023
6/24	$12,957	$12,214	$10,587	$11,625
6/25	$13,984	$13,182	$11,230	$12,174
6/26	$15,365	$14,484	$11,656	$12,649

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	9.88%	4.83%	4.39%
Class A @ MOP	3.56%	3.60%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	2.38%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 3,271,320,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 9,823,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%

C000116492
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class C
Trading Symbol	CBHCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$158	1.51%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Market Neutral Income Fund Class C @ NAV - $14,472	Victory Market Neutral Income Fund Class C @ CDSC - $14,472	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,649
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$10,402	$10,402	$9,969	$10,050
6/18	$10,885	$10,885	$9,929	$10,188
6/19	$11,015	$11,015	$10,710	$10,425
6/20	$11,521	$11,521	$11,646	$10,597
6/21	$11,682	$11,682	$11,607	$10,607
6/22	$11,717	$11,717	$10,413	$10,625
6/23	$11,780	$11,780	$10,315	$11,023
6/24	$12,204	$12,204	$10,587	$11,625
6/25	$13,171	$13,171	$11,230	$12,174
6/26	$14,472	$14,472	$11,656	$12,649

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	9.16%	4.09%	3.77%
Class C @ CDSC	8.16%	4.09%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	2.38%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 3,271,320,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 9,823,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%

C000116493
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class I
Trading Symbol	CBHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Market Neutral Income Fund Class I - $3,177,041	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,331,106	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $2,529,729
6/16	$2,000,000	$2,000,000	$2,000,000
6/17	$2,102,166	$1,993,707	$2,010,010
6/18	$2,220,246	$1,985,787	$2,037,588
6/19	$2,270,277	$2,142,053	$2,085,065
6/20	$2,401,763	$2,329,261	$2,119,477
6/21	$2,464,668	$2,321,499	$2,121,487
6/22	$2,497,242	$2,082,567	$2,124,985
6/23	$2,539,276	$2,063,037	$2,204,583
6/24	$2,659,705	$2,117,316	$2,324,985
6/25	$2,877,848	$2,245,965	$2,434,894
6/26	$3,177,041	$2,331,106	$2,529,729

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class I	10.40%	5.21%	4.74%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	2.38%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,271,320,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 9,823,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%

C000219860
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Member Class
Trading Symbol	CBHMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, and International Markets dividend sleeves were positive contributors.

  The negative contribution from shorting the S&P 500® Index, Russell 2000® Index, and MSCI EAFE Index was offset by the positive contribution of the long positions in dividend stocks.

  In the Overlay Strategy, gains from the NASDAQ 100 long futures more than offset the negative contribution from the S&P 500 Index short position, resulting in an overall positive impact on the Fund’s total return.

Top detractors from performance:

  Within the Global High Dividend Long/Short portfolio, Emerging Markets was the sole detractor, as losses on the short MSCI Emerging Markets index futures hedge outweighed gains from the long dividend positions.

  The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Market Neutral Income Fund Member Class - $13,187	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,983	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,930
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$10,305	$9,942	$10,005
6/22	$10,428	$8,919	$10,021
6/23	$10,590	$8,835	$10,397
6/24	$11,067	$9,068	$10,964
6/25	$11,966	$9,619	$11,483
6/26	$13,187	$9,983	$11,930

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Member Class	10.21%	5.06%	5.01%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	-0.03%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.58%	3.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,271,320,000
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 9,823,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$3,271,320
Number of Holdings	426
Investment Advisory Fees	$9,823
Portfolio Turnover	50%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	3.2%
Health Care	3.2%
Materials	4.8%
Communication Services	5.1%
Industrials	7.4%
Consumer Discretionary	7.4%
Consumer Staples	8.7%
Energy	11.4%
Utilities	16.2%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
ORLEN SA	0.5%
New Jersey Resources Corp.	0.5%
Ambev SA	0.5%
SCB X PCL	0.5%
BB Seguridade Participacoes SA	0.5%
Portland General Electric Co.	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Poste Italiane SpA	0.5%
American States Water Co.	0.4%
Vale SA	0.4%

C000139051
Shareholder Report [Line Items]
Fund Name	VictoryShares US 500 Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to performance relative to the S&P 500® Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $30,405	S&P 500® Index (regulatory broad based index) - $42,271	Nasdaq Victory US Large Cap 500 Volatility Weighted Index - $31,494
6/16	$10,000	$10,000	$10,000
6/17	$11,972	$11,790	$12,016
6/18	$13,579	$13,484	$13,678
6/19	$14,645	$14,889	$14,803
6/20	$14,335	$16,006	$14,534
6/21	$20,428	$22,536	$20,787
6/22	$18,665	$20,144	$19,058
6/23	$21,020	$24,091	$21,535
6/24	$23,767	$30,006	$24,435
6/25	$26,704	$34,556	$27,558
6/26	$30,405	$42,271	$31,494

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	13.86%	8.28%	11.76%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq Victory US Large Cap 500 Volatility Weighted Index	14.28%	8.66%	12.16%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 533,522,000
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 1,586,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$533,522
Number of Holdings	506
Investment Advisory Fees	$1,586
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.1%
Materials	4.7%
Energy	4.8%
Consumer Staples	6.9%
Consumer Discretionary	8.2%
Utilities	8.7%
Health Care	9.8%
Information Technology	14.3%
Financials	18.7%
Industrials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Loews Corp.	0.4%
WEC Energy Group, Inc.	0.4%
Palo Alto Networks, Inc.	0.4%
Evergy, Inc.	0.4%
Duke Energy Corp.	0.4%
Marvell Technology, Inc.	0.4%
Ameren Corp.	0.4%
DTE Energy Co.	0.4%

C000157588
Shareholder Report [Line Items]
Fund Name	VictoryShares US Large Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Large Cap High Div Volatility Wtd ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the energy sector contributed positively to performance relative to the Russell 1000® Value Index (the “Index”).

  Stock selection in the financials and health care sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the information technology and communication services sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $28,594	S&P 500® Index (regulatory broad based index) - $42,271	Russell 1000® Value Index - $29,763	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index - $29,695
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,537	$11,790	$11,553	$11,580
6/18	$12,717	$13,484	$12,335	$12,813
6/19	$13,682	$14,889	$13,379	$13,843
6/20	$11,934	$16,006	$12,197	$12,096
6/21	$17,630	$22,536	$17,525	$17,953
6/22	$18,600	$20,144	$16,330	$19,022
6/23	$18,760	$24,091	$18,214	$19,249
6/24	$21,057	$30,006	$20,592	$21,683
6/25	$23,721	$34,556	$23,414	$24,531
6/26	$28,594	$42,271	$29,763	$29,695

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	20.54%Footnote Reference	10.15%	11.08%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.12%	11.17%	11.52%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index	21.05%	10.59%	11.50%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 391,664,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,105,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$391,664
Number of Holdings	105
Investment Advisory Fees	$1,105
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.3%
Communication Services	3.8%
Information Technology	4.0%
Industrials	4.5%
Consumer Discretionary	5.6%
Health Care	7.2%
Energy	8.6%
Consumer Staples	15.7%
Utilities	24.2%
Financials	24.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	1.7%
WEC Energy Group, Inc.	1.7%
Evergy, Inc.	1.7%
Duke Energy Corp.	1.7%
DTE Energy Co.	1.6%
FirstEnergy Corp.	1.6%
CMS Energy Corp.	1.6%
The Southern Co.	1.5%
The Coca-Cola Co.	1.5%
Consolidated Edison, Inc.	1.4%

C000157589
Shareholder Report [Line Items]
Fund Name	VictoryShares US Small Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap High Div Volatility Wtd ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the real estate sector contributed positively to performance relative to the Russell 2000® Value Index (the “Index”).

  Stock selection in the utilities sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the utilities sector and underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials and consumer staples sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $26,304	Russell 3000® Index (regulatory broad based index) - $40,672	Russell 2000® Value Index - $28,123	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index - $27,390
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,807	$11,851	$12,486	$11,858
6/18	$13,891	$13,602	$14,121	$13,995
6/19	$13,793	$14,824	$13,241	$13,935
6/20	$11,916	$15,792	$10,927	$12,055
6/21	$20,227	$22,767	$18,934	$20,583
6/22	$18,252	$19,610	$15,851	$18,667
6/23	$18,547	$23,327	$16,803	$19,055
6/24	$20,035	$28,721	$18,634	$20,675
6/25	$21,465	$33,114	$19,666	$22,259
6/26	$26,304	$40,672	$28,123	$27,390

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	22.54%Footnote Reference	5.39%	10.15%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 2000® Value Index	43.01%	8.23%	10.89%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index	23.05%	5.88%	10.60%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 259,186,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 781,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$259,186
Number of Holdings	105
Investment Advisory Fees	$781
Portfolio Turnover	62%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Information Technology	2.2%
Communication Services	3.8%
Consumer Staples	5.2%
Industrials	6.0%
Materials	6.6%
Energy	9.8%
Consumer Discretionary	15.9%
Utilities	22.6%
FinancialsFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
IDACORP, Inc.	2.0%
New Jersey Resources Corp.	1.8%
American States Water Co.	1.7%
Avista Corp.	1.6%
Southwest Gas Holdings, Inc.	1.6%
MGE Energy, Inc.	1.6%
Black Hills Corp.	1.5%
ONE Gas, Inc.	1.5%
Portland General Electric Co.	1.5%
Northwest Natural Holding Co.	1.4%

C000180597
Shareholder Report [Line Items]
Fund Name	VictoryShares Dividend Accelerator ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Dividend Accelerator ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the consumer discretionary sector was a positive contributor to performance relative to the S&P 500 Index (the “Index”).

  Stock selection in the financials sector contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the health care and materials sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $27,443	S&P 500® Index (regulatory broad based index) - $37,147	Nasdaq Victory Dividend Accelerator Index - $28,389
4/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$10,305	$10,360	$10,310
6/18	$11,473	$11,850	$11,521
6/19	$13,492	$13,084	$13,604
6/20	$13,793	$14,066	$13,954
6/21	$18,666	$19,804	$18,952
6/22	$17,827	$17,702	$18,169
6/23	$20,265	$21,170	$20,732
6/24	$21,645	$26,369	$22,221
6/25	$23,792	$30,367	$24,519
6/26	$27,443	$37,147	$28,389

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	15.34%Footnote Reference	8.01%	11.59%
S&P 500® Index	22.32%	13.41%	15.33%
Nasdaq Victory Dividend Accelerator Index	15.78%	8.42%	12.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 241,368,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 700,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$241,368
Number of Holdings	80
Investment Advisory Fees	$700
Portfolio Turnover	44%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	2.1%
Information Technology	2.4%
Utilities	2.5%
Consumer Discretionary	6.1%
Health Care	7.3%
Materials	8.0%
Industrials	18.5%
Financials	21.5%
Consumer StaplesFootnote Reference**	31.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
T. Rowe Price Group, Inc.	3.9%
Franklin Resources, Inc.	3.9%
Kimberly-Clark Corp.	3.7%
Altria Group, Inc.	3.5%
Hormel Foods Corp.	3.4%
Stanley Black & Decker, Inc.	3.0%
Brown-Forman Corp., Class B	2.5%
McCormick & Co., Inc.	2.2%
The Clorox Co.	2.2%
Genuine Parts Co.	2.1%

C000180594
Shareholder Report [Line Items]
Fund Name	VictoryShares US Multi-Factor Minimum Volatility ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Multi-Factor Minimum Volatility ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight allocation to communication services and underweight allocation to the financials sectors contributed positively to performance relative to the S&P 500® Index (the “Index”).

  Stock selection in communication services and health care sectors contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer staples and underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $28,287	S&P 500® Index (regulatory broad based index) - $35,686	Nasdaq Victory US Multi-Factor Minimum Volatility Index - $29,163
6/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$9,946	$9,953	$9,947
6/18	$11,279	$11,384	$11,322
6/19	$12,911	$12,569	$13,008
6/20	$13,146	$13,513	$13,287
6/21	$16,626	$19,025	$16,864
6/22	$16,286	$17,005	$16,586
6/23	$18,427	$20,338	$18,844
6/24	$20,884	$25,332	$21,432
6/25	$22,975	$29,173	$23,598
6/26	$28,287	$35,686	$29,163

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	23.12%Footnote Reference	11.21%	12.21%
S&P 500® Index	22.32%	13.41%	15.14%
Nasdaq Victory US Multi-Factor Minimum Volatility Index	23.58%	11.58%	12.59%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 155,466,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 432,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$155,466
Number of Holdings	62
Investment Advisory Fees	$432
Portfolio Turnover	55%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.8%
Energy	3.8%
Consumer Discretionary	4.6%
Communication Services	4.6%
Financials	7.8%
Industrials	8.2%
Health Care	15.0%
Consumer Staples	16.0%
Information TechnologyFootnote Reference**	38.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Apple, Inc.	10.4%
Lam Research Corp.	6.7%
KLA Corp.	6.5%
QUALCOMM, Inc.	4.4%
Johnson & Johnson	4.0%
Walmart, Inc.	3.5%
The Allstate Corp.	3.4%
Altria Group, Inc.	3.3%
Exxon Mobil Corp.	3.2%
The Cigna Group	3.1%

C000139053
Shareholder Report [Line Items]
Fund Name	VictoryShares US 500 Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Enhanced Volatility Wtd ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to performance relative to the S&P 500® Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight position in the information technology sector detracted from performance relative to the Index.

  Stock selection in the industrials and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $25,281	S&P 500® Index (regulatory broad based index) - $42,271	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $26,288
6/16	$10,000	$10,000	$10,000
6/17	$11,972	$11,790	$12,016
6/18	$13,579	$13,484	$13,678
6/19	$13,672	$14,889	$13,824
6/20	$14,696	$16,006	$14,919
6/21	$20,395	$22,536	$20,780
6/22	$18,626	$20,144	$19,051
6/23	$18,603	$24,091	$19,123
6/24	$19,762	$30,006	$20,396
6/25	$22,204	$34,556	$23,003
6/26	$25,281	$42,271	$26,288

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	13.86%	4.39%	9.72%
S&P 500® Index	22.32%	13.41%	15.51%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index	14.28%	4.81%	10.15%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 412,442,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 1,230,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$412,442
Number of Holdings	507
Investment Advisory Fees	$1,230
Portfolio Turnover	29%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.1%
Materials	4.7%
Energy	4.8%
Consumer Staples	6.9%
Consumer Discretionary	8.1%
Utilities	8.7%
Health Care	9.8%
Information Technology	14.4%
Financials	18.7%
Industrials	20.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	0.4%
Berkshire Hathaway, Inc., Class B	0.4%
Loews Corp.	0.4%
WEC Energy Group, Inc.	0.4%
Palo Alto Networks, Inc.	0.4%
Evergy, Inc.	0.4%
Duke Energy Corp.	0.4%
Marvell Technology, Inc.	0.4%
Ameren Corp.	0.4%
DTE Energy Co.	0.4%

C000139055
Shareholder Report [Line Items]
Fund Name	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US EQ Income Enhanced Volatility Wtd ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the energy sector contributed positively to performance relative to the Russell 1000® Value Index (the "Index”).

  Stock selection in the financials and health care sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the information technology and communication services sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $26,584	Russell 1000® Index (regulatory broad based index) - $41,509	Russell 1000® Value Index - $29,763	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index - $27,745
6/16	$10,000	$10,000	$10,000	$10,000
6/17	$11,535	$11,803	$11,553	$11,580
6/18	$12,716	$13,519	$12,335	$12,813
6/19	$12,909	$14,873	$13,379	$13,066
6/20	$13,619	$15,986	$12,197	$13,822
6/21	$19,380	$22,871	$17,525	$19,761
6/22	$20,443	$19,890	$16,330	$20,937
6/23	$18,462	$23,741	$18,214	$19,016
6/24	$19,571	$29,410	$20,592	$20,258
6/25	$22,049	$34,017	$23,414	$22,920
6/26	$26,584	$41,509	$29,763	$27,745

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Fund @ Net Asset Value	20.57%Footnote Reference	6.52%	10.27%
Russell 1000® Index	22.02%	12.66%	15.30%
Russell 1000® Value Index	27.12%	11.17%	11.52%
Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index	21.05%	7.02%	10.74%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 717,542,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,182,000
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$717,542
Number of Holdings	106
Investment Advisory Fees	$2,182
Portfolio Turnover	43%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.3%
Communication Services	3.8%
Information Technology	4.0%
Industrials	4.5%
Consumer Discretionary	5.6%
Health Care	7.2%
Energy	8.6%
Consumer Staples	15.7%
Utilities	24.2%
Financials	24.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Alliant Energy Corp.	1.7%
WEC Energy Group, Inc.	1.7%
Evergy, Inc.	1.7%
Duke Energy Corp.	1.7%
DTE Energy Co.	1.6%
FirstEnergy Corp.	1.6%
CMS Energy Corp.	1.6%
The Southern Co.	1.5%
The Coca-Cola Co.	1.5%
Consolidated Edison, Inc.	1.4%

C000243210
Shareholder Report [Line Items]
Fund Name	VictoryShares Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow ETF	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to performance relative to the Russell 1000® Value Index (the “Index”).

  Stock selection in the consumer discretionary sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight position in the consumer discretionary sector detracted from performance relative to the Index.

  Stock selection in the information technology sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $19,063	Russell 1000® Index (regulatory broad based index) - $17,838	Victory U.S. Large Cap Free Cash Flow Index - $19,369	Russell 1000® Value Index - $16,639
6/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/23	$10,159	$10,202	$10,161	$10,182
9/23	$10,419	$9,881	$10,438	$9,860
12/23	$11,416	$11,064	$11,448	$10,796
3/24	$13,098	$12,203	$13,153	$11,767
6/24	$12,535	$12,638	$12,599	$11,512
9/24	$13,537	$13,407	$13,625	$12,597
12/24	$13,906	$13,775	$14,013	$12,348
3/25	$14,031	$13,157	$14,158	$12,611
6/25	$14,531	$14,618	$14,681	$13,089
9/25	$15,496	$15,786	$15,677	$13,787
12/25	$16,344	$16,167	$16,556	$14,312
3/26	$16,433	$15,492	$16,668	$14,612
6/26	$19,063	$17,838	$19,369	$16,639

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	31.19%Footnote Reference	23.78%Footnote Reference
Russell 1000® Index	22.02%	21.09%
Victory U.S. Large Cap Free Cash Flow Index	31.93%	24.43%
Russell 1000® Value Index	27.12%	18.33%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 7,780,397,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 20,081,000
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$7,780,397
Number of Holdings	51
Investment Advisory Fees	$20,081
Portfolio Turnover	149%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	3.3%
Communication Services	4.4%
Materials	6.9%
Industrials	7.4%
Consumer Discretionary	10.8%
Health Care	21.5%
Energy	22.5%
Information Technology	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Devon Energy Corp.	3.5%
Expedia Group, Inc.	3.4%
Adobe, Inc.	3.4%
Sandisk Corp.	3.0%
Coeur Mining, Inc.	3.0%
Newmont Corp.	3.0%
Merck & Co., Inc.	3.0%
Salesforce, Inc.	2.9%
Intuit, Inc.	2.9%
Exxon Mobil Corp.	2.8%

C000243212
Shareholder Report [Line Items]
Fund Name	VictoryShares Small Cap Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Small Cap Free Cash Flow ETF	$57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to performance relative to the Russell 2000® Value Index (the “Index”).

  Stock selection in the financials and consumer discretionary sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer discretionary sector detracted from performance relative to the Index.

  Stock selection in the information technology sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $14,076	Russell 3000® Index (regulatory broad based index) - $16,342	Victory U.S. Small Cap Free Cash Flow Index - $14,338	Russell 2000® Value Index - $15,235
12/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/24	$10,483	$11,540	$10,533	$10,095
6/25	$10,686	$13,305	$10,808	$10,653
6/26	$14,076	$16,342	$14,338	$15,235

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	31.73%Footnote Reference	14.48%
Russell 3000® Index	22.82%	21.44%
Victory U.S. Small Cap Free Cash Flow Index	32.65%	15.31%
Russell 2000® Value Index	43.01%	18.11%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 606,068,000
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 2,002,000
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$606,068
Number of Holdings	206
Investment Advisory Fees	$2,002
Portfolio Turnover	134%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	0.8%
Financials	1.7%
Consumer Staples	5.7%
Communication Services	10.5%
Consumer Discretionary	11.4%
Industrials	13.4%
Health Care	14.4%
Energy	15.4%
Information TechnologyFootnote Reference**	26.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
GoDaddy, Inc., Class A	1.6%
Oscar Health, Inc., Class A	1.5%
Lyft, Inc., Class A	1.4%
Docusign, Inc., Class A	1.3%
Symbotic, Inc., Class A	1.3%
Par Pacific Holdings, Inc.	1.2%
Chord Energy Corp.	1.2%
Tutor Perini Corp.	1.2%
Viper Energy, Inc., Class A	1.2%
Maplebear, Inc.	1.1%

C000255423
Shareholder Report [Line Items]
Fund Name	VictoryShares Free Cash Flow Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow Growth ETF	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to performance relative to the Russell 1000® Growth Index (the “Index”).

  Stock selection in the information technology and industrials sectors contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the communication services sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $13,715	Russell 1000® Index (regulatory broad based index) - $12,553	Russell 1000® Growth Index - $12,413	Victory US Free Cash Flow Growth Index - $13,810
12/24Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/24	$9,514	$9,694	$9,941	$9,516
3/25	$8,679	$9,259	$8,950	$8,689
6/25	$10,518	$10,288	$10,546	$10,560
9/25	$11,475	$11,110	$11,655	$11,515
12/25	$11,275	$11,378	$11,786	$11,326
3/26	$10,525	$10,902	$10,633	$10,585
6/26	$13,715	$12,553	$12,413	$13,810

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	30.00%Footnote Reference	22.25%Footnote Reference
Russell 1000® Index	22.02%	15.56%
Russell 1000® Growth Index	17.71%	14.74%
Victory US Free Cash Flow Growth Index	30.77%	22.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 877,443,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,258,000
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$877,443
Number of Holdings	101
Investment Advisory Fees	$2,258
Portfolio Turnover	131%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.7%
Utilities	1.4%
Consumer Staples	2.3%
Materials	3.6%
Communication Services	4.8%
Consumer Discretionary	8.8%
Health Care	14.1%
Industrials	20.0%
Information TechnologyFootnote Reference**	44.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Sandisk Corp.	4.3%
Caterpillar, Inc.	3.8%
NVIDIA Corp.	3.5%
Applied Materials, Inc.	3.1%
Lam Research Corp.	3.1%
Dell Technologies, Inc., Class C	2.8%
KLA Corp.	2.4%
GE Vernova, Inc.	2.4%
Eli Lilly & Co.	2.3%
Broadcom, Inc.	2.2%

C000261505
Shareholder Report [Line Items]
Fund Name	VictoryShares International Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Free Cash Flow ETF	$65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology and energy sectors contributed positively to performance relative to the MSCI World ex-USA Value Index (the “Index”).

  Stock selection in the energy sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the financials sector detracted from performance relative to the Index.

  Stock selection in the materials and information technology sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $13,384	MSCI All Country World Index (regulatory broad based index) - $12,587	MSCI World ex-USA Value Index - $13,166
6/25Footnote Reference*	$10,000	$10,000	$10,000
6/25	$10,252	$10,177	$10,180
9/25	$11,025	$10,953	$10,982
12/25	$11,453	$11,314	$11,877
3/26	$12,387	$10,952	$12,174
6/26	$13,384	$12,587	$13,166

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	30.56%Footnote Reference	33.32%Footnote Reference
MSCI All Country World Index	23.67%	25.48%
Victory International Free Cash Flow Index	33.22%	35.98%
MSCI World ex-USA Value Index	29.33%	31.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 182,676,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 577,000
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$182,676
Number of Holdings	102
Investment Advisory Fees	$577
Portfolio Turnover	137%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	0.8%
Communication Services	5.9%
Consumer Staples	6.7%
Health Care	12.3%
Consumer Discretionary	12.5%
Information Technology	14.1%
Energy	14.2%
Materials	14.7%
Industrials	18.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Kinross Gold Corp.	2.3%
Kioxia Holdings Corp.	2.3%
Endeavour Mining PLC	2.3%
Sanofi SA	2.2%
Suncor Energy, Inc.	2.0%
Publicis Groupe SA	1.8%
Vinci SA	1.7%
Agnico Eagle Mines Ltd.	1.7%
Barrick Mining Corp.	1.7%
Canadian Natural Resources Ltd.	1.7%

C000261506
Shareholder Report [Line Items]
Fund Name	VictoryShares International Free Cash Flow Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Free Cash Flow Growth ETF	$65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to performance relative to the MSCI World ex-USA Growth Index (the “Index”).

  Stock selection in the information technology and industrials sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer discretionary sector detracted from performance relative to the Index.

   Stock selection in the consumer discretionary sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $13,426	MSCI All Country World Index (regulatory broad based index) - $12,587	MSCI World ex-USA Growth Index - $11,547
6/25Footnote Reference*	$10,000	$10,000	$10,000
6/25	$10,282	$10,177	$10,231
9/25	$10,910	$10,953	$10,522
12/25	$11,079	$11,314	$10,754
3/26	$10,882	$10,952	$10,258
6/26	$13,426	$12,587	$11,547

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	30.57%Footnote Reference	33.72%Footnote Reference
MSCI All Country World Index	23.67%	25.48%
Victory International Growth Free Cash Flow Index	32.19%	35.39%
MSCI World ex-USA Growth Index	12.86%	15.24%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 286,947,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,012,000
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$286,947
Number of Holdings	102
Investment Advisory Fees	$1,012
Portfolio Turnover	103%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	1.4%
Energy	4.5%
Health Care	9.9%
Materials	11.4%
Consumer Discretionary	14.0%
Information Technology	28.6%
Industrials	29.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Kioxia Holdings Corp.	4.5%
ASML Holding NV	4.1%
Advantest Corp.	3.2%
Tokyo Electron Ltd.	2.6%
Siemens Energy AG	2.3%
Fujikura Ltd.	2.2%
Barrick Mining Corp.	2.2%
AstraZeneca PLC	2.1%
Novo Nordisk A/S, Class B	2.0%
TechnipFMC PLC	2.0%

C000210928
Shareholder Report [Line Items]
Fund Name	VictoryShares Short-Term Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Short-Term Bond ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 Year Credit Index (the “Index”) for the 12-month period ending June 30, 2026.

The Fund continued to hold a diversified portfolio of primarily investment-grade bonds.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included other financial, finance companies, commercial mortgage-backed securities, independent exploration & development, and property & casualty.

  From a credit perspective, relative to the Index, the Fund’s allocation to below investment grade, BBB-rated, and AAA-rated bonds performed the best.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  The Fund’s duration relative to the Index added to relative performance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included Treasuries, taxable municipal bonds, chemicals, real estate investment trusts, and life insurance.

  From a credit perspective, the Fund’s allocation to AA-rated and single A-rated bonds provided the least benefit relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $13,444	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,613	Bloomberg 1-3 Year Credit Index - $12,620
10/17Footnote Reference*	$10,000	$10,000	$10,000
6/18	$10,006	$9,893	$9,999
6/19	$10,497	$10,671	$10,480
6/20	$10,922	$11,604	$10,933
6/21	$11,303	$11,565	$11,076
6/22	$10,881	$10,375	$10,664
6/23	$11,242	$10,278	$10,812
6/24	$12,059	$10,548	$11,421
6/25	$12,897	$11,189	$12,164
6/26	$13,444	$11,613	$12,620

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	4.24%	3.53%	3.47%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.74%
Bloomberg 1-3 Year Credit Index	3.75%	2.64%	2.72%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,232,043,000
Holdings Count | Holding	1,064
Advisory Fees Paid, Amount	$ 4,415,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,232,043
Number of Holdings	1,064
Investment Advisory Fees	$4,415
Portfolio Turnover	40%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	43.3%
Asset-Backed Securities	24.0%
Yankee Dollars	10.1%
U.S. Treasury Obligations	9.7%
Commercial Paper	6.2%
Collateralized Mortgage Obligations	4.3%
OtherFootnote Reference**	2.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having an effective duration within two years of that of the Bloomberg U.S. Aggregate Index to an effective duration that is not restricted but generally is expected to be within one year of that of the Bloomberg 1-3 Year Credit Index.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025, as supplemented November 25, 2025.

C000210929
Shareholder Report [Line Items]
Fund Name	VictoryShares Core Intermediate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Intermediate Bond ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Given the spread environment and the ongoing macroeconomic and geopolitical risks, the Fund maintained an overall defensive posture. Relative to a year ago, the allocation to highly rated asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities increased.

Top contributors to performance:

  Relative to the Bloomberg U.S. Aggregate Bond Index, the Fund’s security selection within corporate bonds was the largest contributor to outperformance. Security selection within Treasuries, commercial mortgage-backed securities, and asset-backed securities also contributed to performance.

  The underweight position in Treasuries benefited returns given the increase in yields over the year. The overweight in ABS and Taxable Municipals also aided returns.

  The Fund’s overweight allocation to and security selection within BBB-rated securities were the largest credit rating factors that contributed to relative performance.

  Security selection within AAA, AA, A, and BB was also particularly strong.

Top detractors from performance:

  The Fund’s underweight allocation to mortgage-backed securities detracted from relative performance.

  The overweight position in AAA had a negative impact on returns.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $12,225	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,613
10/17Footnote Reference*	$10,000	$10,000
6/18	$9,875	$9,893
6/19	$10,776	$10,671
6/20	$11,604	$11,604
6/21	$11,900	$11,565
6/22	$10,669	$10,375
6/23	$10,682	$10,278
6/24	$11,080	$10,548
6/25	$11,787	$11,189
6/26	$12,225	$11,613

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	3.71%	0.54%	2.34%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.74%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,670,522,000
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 7,772,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$2,670,522
Number of Holdings	1,188
Investment Advisory Fees	$7,772
Portfolio Turnover	28%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Treasury Obligations	36.4%
Corporate Bonds	21.6%
U.S. Government Agency Mortgages	14.4%
Asset-Backed Securities	13.9%
Collateralized Mortgage Obligations	7.5%
Yankee Dollars	4.2%
Municipal Bonds	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the principal investment strategy was changed from having an effective duration within one year of that of the Bloomberg 1-3 Year Credit Index to an effective duration that is not restricted but generally is expected to be within two years of that of the Bloomberg U.S. Aggregate Index.

Effective February 25, 2026, the expense limit for the Fund rate changed from 0.40% to 0.25%.

C000230774
Shareholder Report [Line Items]
Fund Name	VictoryShares Core Plus Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Plus Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a lower allocation to lower-rated corporate and high-yield bonds, and a higher allocation to higher rated bonds, Treasuries, and agency residential mortgage-backed securities.

The Fund’s outperformance was driven primarily by security selection and asset allocation.

Top contributors to performance:

  Relative to the Bloomberg U.S. Aggregate Bond Index, the Fund’s best-performing security types and sectors were asset-backed securities, the technology sector, and the consumer cyclical sector.

  The Fund’s underweight allocation to Treasuries contributed positively to performance.

Top detractors from performance:

  The Fund’s overweight to fixed-rate agency securities detracted from performance.

  The Fund’s underweight to banking and electric sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $10,516	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,017
10/21Footnote Reference*	$10,000	$10,000
6/22	$8,880	$8,949
6/23	$9,037	$8,865
6/24	$9,431	$9,099
6/25	$10,081	$9,652
6/26	$10,516	$10,017

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	4.31%	1.07%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.04%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,940,587,000
Holdings Count | Holding	1,539
Advisory Fees Paid, Amount	$ 5,449,000
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,940,587
Number of Holdings	1,539
Investment Advisory Fees	$5,449
Portfolio Turnover	73%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
U.S. Government Agency Mortgages	27.6%
U.S. Treasury Obligations	18.9%
Corporate Bonds	17.3%
Asset-Backed Securities	14.7%
Collateralized Mortgage Obligations	10.1%
Yankee Dollars	4.7%
Municipal Bonds	3.5%
Senior Secured Loans	2.0%
Collateralized Loan Obligations	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, VictoryShares Core Plus Intermediate Bond ETF was renamed to VictoryShares Core Plus Bond ETF. The Fund’s investment objectives, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025, as supplemented November 3, 2025.

C000230773
Shareholder Report [Line Items]
Fund Name	VictoryShares Corporate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Corporate Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a higher allocation to Treasuries and a lower allocation to high-yield and lower-rated corporate bonds. The Fund’s performance was driven primarily by security selection.

Top contributors to performance:

  Relative to the Bloomberg U.S. Corporate Bond Index, the Fund’s best-performing sectors included energy, technology, consumer non-cyclical, and consumer cyclical.

  The underweight exposure to technology and communications aided returns.

  The Fund benefited from an overweight allocation to and security selection within BBB-rated securities.

  Changes in yield across the maturity spectrum throughout the reporting period contributed modestly to performance for the Fund.

Top detractors from performance:

  The Fund’s exposure to electric, other industrial, and natural gas detracted from relative performance.

  An overweight allocation to Treasuries also weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $10,173	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,017	Bloomberg U.S. Corporate Bond Index - $10,147
10/21Footnote Reference*	$10,000	$10,000	$10,000
6/22	$8,463	$8,949	$8,561
6/23	$8,619	$8,865	$8,694
6/24	$9,090	$9,099	$9,097
6/25	$9,730	$9,652	$9,725
6/26	$10,173	$10,017	$10,147

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	4.56%	0.36%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.04%
Bloomberg U.S. Corporate Bond Index	4.34%	0.31%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 151,126,000
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 515,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$151,126
Number of Holdings	497
Investment Advisory Fees	$515
Portfolio Turnover	22%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	76.9%
Yankee Dollars	16.1%
U.S. Treasury Obligations	5.8%

C000261507
Shareholder Report [Line Items]
Fund Name	VictoryShares Pioneer Asset-Based Income ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Pioneer Asset-Based Income ETF	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

For the period July 1, 2025, to June 30, 2026, the Fund returned 5.14%, outperforming its primary benchmark the Bloomberg U.S. Treasury Bellwethers 3-Month Index, which returned 3.89% for the period. The Fund continued to hold a diversified portfolio of securitized credit positions within residential mortgage-backed securities (“RMBS”), asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”), and collateralized loan obligation (“CLO”) sectors.

Top contributors to performance:

  Securitized credit performed well as a whole, with spreads generally compressing across all sectors. The Fund generated excess returns from RMBS, ABS, CMBS, and CLO sectors.

  Non-agency MBS, equipment ABS, and U.S. consumer loans were particularly strong-performing subsectors.

  From a credit perspective, BB-rated bonds were the strongest contributors during the period with BBB-rated bonds generating the second highest contribution.

Top detractors from performance:

  The Treasury yield curve twisted around the 1-year maturity mark during the period, with the ultrashort-end falling while maturities over 1 year rose. While the Fund is not particularly sensitive to interest rate movements, exposure to the rising 2 to 5 year part of the yield curve detracted relative to the benchmark, which is centered around 3 months of maturity.

  Security selection within Auto ABS detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $10,518	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,422	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $10,395
6/25Footnote Reference*	$10,000	$10,000	$10,000
6/25	$10,004	$10,042	$10,006
9/25	$10,091	$10,246	$10,114
12/25	$10,217	$10,358	$10,214
3/26	$10,347	$10,353	$10,303
6/26	$10,518	$10,422	$10,395

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	5.14%	5.11%
Bloomberg U.S. Aggregate Bond Index	3.79%	4.17%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	3.89%	3.90%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 56,524,000
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 301,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$56,524
Number of Holdings	107
Investment Advisory Fees	$301
Portfolio Turnover	24%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Asset-Backed Securities	51.0%
Collateralized Mortgage Obligations	34.2%
Collateralized Loan Obligations	11.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective November 1, 2025, the  expense limit for the Fund rate changed from 0.70% to 0.65%.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

C000210925
Shareholder Report [Line Items]
Fund Name	VictoryShares US Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Value Momentum ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the consumer discretionary sector contributed positively to performance relative to the Nasdaq US 500 Large Cap Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the communication services and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $24,665	Russell 1000® Index (regulatory broad based index) - $32,991	Nasdaq US 500 Large Cap Index - $33,555	Nasdaq Victory US Value Momentum Index - $25,161
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,330	$10,745	$10,721	$10,346
6/19	$10,491	$11,821	$11,870	$10,530
6/20	$9,448	$12,705	$12,928	$9,488
6/21	$13,890	$18,178	$18,266	$13,991
6/22	$12,926	$15,808	$15,934	$13,045
6/23	$14,088	$18,869	$19,093	$14,254
6/24	$16,775	$23,375	$23,844	$17,022
6/25	$19,428	$27,036	$27,731	$19,769
6/26	$24,665	$32,991	$33,555	$25,161

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	26.96%Footnote Reference	12.17%	10.96%
Russell 1000® Index	22.02%	12.66%	14.74%
Nasdaq US 500 Large Cap Index	21.00%	12.93%	14.96%
Nasdaq Victory US Value Momentum Index	27.27%	12.45%	11.21%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 260,181,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 316,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$260,181
Number of Holdings	125
Investment Advisory Fees	$316
Portfolio Turnover	101%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.2%
Energy	4.7%
Consumer Staples	5.6%
Real Estate	5.9%
Consumer Discretionary	6.5%
Information Technology	7.3%
Utilities	10.4%
Health Care	11.2%
Industrials	11.8%
FinancialsFootnote Reference**	29.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Berkshire Hathaway, Inc., Class B	1.7%
Johnson & Johnson	1.6%
Evergy, Inc.	1.5%
Realty Income Corp.	1.5%
Loews Corp.	1.5%
Atmos Energy Corp.	1.5%
Ameren Corp.	1.5%
CenterPoint Energy, Inc.	1.5%
Consolidated Edison, Inc.	1.4%
Chubb Ltd.	1.4%

C000210930
Shareholder Report [Line Items]
Fund Name	VictoryShares US Small Mid Cap Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Mid Cap Value Momentum ETF	$26	0.22%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the health care sector contributed positively to performance relative to the Nasdaq US 1300 Small Mid Cap Index (the “Index”).

  Stock selection in the information technology sector was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the materials sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $25,081	Russell 3000® Index (regulatory broad based index) - $32,199	Nasdaq US 1300 Small Mid Cap Index - $24,701	Nasdaq Victory US Small Mid Cap Value Momentum Index - $25,870
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,842	$10,768	$11,029	$10,873
6/19	$10,417	$11,736	$11,073	$10,471
6/20	$9,453	$12,502	$10,388	$9,531
6/21	$15,169	$18,024	$16,787	$15,333
6/22	$12,858	$15,524	$13,272	$13,031
6/23	$14,444	$18,467	$15,520	$14,712
6/24	$17,010	$22,737	$17,487	$17,402
6/25	$18,789	$26,215	$19,042	$19,303
6/26	$25,081	$32,199	$24,701	$25,870

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	33.49%Footnote Reference	10.58%	11.17%
Russell 3000® Index	22.82%	12.31%	14.42%
Nasdaq US 1300 Small Mid Cap Index	29.72%	8.03%	10.98%
Nasdaq Victory US Small Mid Cap Value Momentum Index	34.02%	11.03%	11.57%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,747,625,000
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 1,921,000
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,747,625
Number of Holdings	293
Investment Advisory Fees	$1,921
Portfolio Turnover	106%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	3.6%
Consumer Staples	3.9%
Energy	5.0%
Real Estate	6.4%
Utilities	7.8%
Information Technology	9.2%
Consumer Discretionary	10.4%
Industrials	10.8%
Health Care	12.5%
FinancialsFootnote Reference**	26.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Pinnacle West Capital Corp.	0.8%
ONE Gas, Inc.	0.7%
New Jersey Resources Corp.	0.7%
Southwest Gas Holdings, Inc.	0.7%
Portland General Electric Co.	0.7%
Avista Corp.	0.7%
Broadstone Net Lease, Inc., Class A	0.7%
Ellington Financial, Inc.	0.7%
Spire, Inc.	0.6%
Greif, Inc., Class A	0.6%

C000210926
Shareholder Report [Line Items]
Fund Name	VictoryShares International Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Value Momentum ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector contributed positively to performance relative to the Nasdaq DM Ex -United States Large Mid Cap Index (the “Index”).

  Stock selection in the financials and consumer discretionary sectors was a positive contributor to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the health care sector detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $19,328	MSCI All Country World Index (regulatory broad based index) - $26,193	Nasdaq DM Ex United States Large Mid Cap Index - $20,792	Nasdaq Victory International Value Momentum Index - $20,061
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,782	$10,345	$9,986	$9,809
6/19	$9,402	$10,940	$10,036	$9,449
6/20	$8,234	$11,170	$9,580	$8,299
6/21	$10,923	$15,556	$12,886	$11,060
6/22	$9,163	$13,106	$10,575	$9,309
6/23	$10,308	$15,273	$12,395	$10,540
6/24	$11,732	$18,232	$13,748	$12,047
6/25	$15,146	$21,180	$16,190	$15,616
6/26	$19,328	$26,193	$20,792	$20,061

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	27.62%Footnote Reference	12.09%	7.89%
MSCI All Country World Index	23.67%	10.98%	11.73%
Nasdaq DM Ex United States Large Mid Cap Index	28.43%	10.04%	8.80%
Nasdaq Victory International Value Momentum Index	28.46%	12.65%	8.35%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 323,364,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 736,000
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$323,364
Number of Holdings	202
Investment Advisory Fees	$736
Portfolio Turnover	96%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	3.8%
Real Estate	4.1%
Materials	5.5%
Utilities	5.6%
Energy	6.0%
Health Care	6.3%
Consumer Staples	6.9%
Consumer Discretionary	8.6%
Industrials	20.0%
Financials	28.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Singapore Airlines Ltd.	1.3%
The Bank of Nova Scotia	1.2%
The Toronto-Dominion Bank	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.1%
National Bank of Canada	1.0%
NN Group NV	1.0%
Canadian Imperial Bank of Commerce	0.9%
Investor AB, Class B	0.9%
Henkel AG & Co. KGaA, Preference Shares	0.9%
Swedbank AB, Class A	0.9%

C000210927
Shareholder Report [Line Items]
Fund Name	VictoryShares Emerging Markets Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Emerging Markets Value Momentum ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the communication services sector was a positive contributor to performance relative to the Nasdaq Emerging Market Large Mid Cap Index (the “Index”).

  Stock selection in the energy and information technology sectors contributed positively to performance relative to the Index.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology sector detracted from performance relative to the Index.

  Stock selection in the consumer discretionary and health care sectors detracted from performance relative to the Index.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $15,756	MSCI All Country World Index (regulatory broad based index) - $26,193	Nasdaq Emerging Market Large Mid Cap Index - $18,308	Nasdaq Victory Emerging Market Value Momentum Index - $17,345
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,438	$10,345	$9,768	$9,480
6/19	$9,209	$10,940	$10,441	$9,309
6/20	$8,041	$11,170	$9,668	$8,188
6/21	$11,376	$15,556	$13,215	$11,623
6/22	$9,290	$13,106	$10,255	$9,575
6/23	$10,015	$15,273	$10,747	$10,520
6/24	$12,205	$18,232	$12,332	$13,236
6/25	$13,695	$21,180	$14,577	$14,941
6/26	$15,756	$26,193	$18,308	$17,345

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	15.05%Footnote Reference	6.73%	5.38%
MSCI All Country World Index	23.67%	10.98%	11.73%
Nasdaq Emerging Market Large Mid Cap Index	25.60%	6.74%	7.21%
Nasdaq Victory Emerging Market Value Momentum Index	16.09%	8.34%	6.55%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 242,893,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 720,000
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$242,893
Number of Holdings	200
Investment Advisory Fees	$720
Portfolio Turnover	101%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	4.2%
Utilities	4.9%
Energy	5.9%
Materials	6.3%
Health Care	8.5%
Consumer Staples	9.2%
Consumer Discretionary	10.4%
Industrials	10.4%
Information Technology	10.7%
Financials	26.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Kasikornbank PCL	1.2%
SD Guthrie Bhd	1.2%
Bank of China Ltd., Class H	1.1%
RHB Bank Bhd	1.1%
Postal Savings Bank of China Co. Ltd., Class H	1.1%
Hengan International Group Co. Ltd.	1.1%
China Merchants Bank Co. Ltd., Class H	1.0%
Industrial & Commercial Bank of China Ltd., Class H	1.0%
Sinopharm Group Co. Ltd., Class H	1.0%
JB Chemicals & Pharmaceuticals Ltd.	1.0%

C000238316
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd U.S. Sector ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd U.S. Sector ETF	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to capture opportunities amid an ongoing economic expansion while mitigating potential risk in the more mature stages of the current economic cycle.

Top contributors to performance:

  The largest positive contributor to relative returns for the Fund was an underweight allocation to the consumer discretionary sector, a sector with moderate economic sensitivity that modestly underperformed the broader market during the prior year.

  The Fund’s avoidance of certain economically-sensitive sectors, including real estate and materials, contributed positively to relative returns for the Fund during the fiscal year.

Top detractors from performance:

  The Fund’s overweight to the financials sector and underweight to the information technology sector were the largest detractors during the fiscal year.

  The Fund’s overweight to several more defensive sectors, including consumer staples, utilities, and health care, detracted from relative performance.

  The Fund’s avoidance of the energy and industrials sectors, which are typically considered to be more economically sensitive, detracted from relative performance during the fiscal year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $21,111	S&P 500® Index (regulatory broad based index) - $22,031
10/22Footnote Reference*	$10,000	$10,000
12/22	$10,684	$10,741
3/23	$11,543	$11,546
6/23	$12,510	$12,556
9/23	$11,999	$12,145
12/23	$13,218	$13,565
3/24	$14,550	$14,997
6/24	$15,221	$15,639
9/24	$16,084	$16,560
12/24	$16,479	$16,959
3/25	$15,921	$16,234
6/25	$17,709	$18,010
9/25	$19,023	$19,474
12/25	$19,600	$19,991
3/26	$18,487	$19,124
6/26	$21,111	$22,031

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	19.21%Footnote Reference	22.26%Footnote Reference
S&P 500® Index	22.32%	23.67%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,026,521,000
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 3,022,000
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,026,521
Number of Holdings	367
Investment Advisory Fees	$3,022
Portfolio Turnover	49%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.9%
Utilities	4.9%
Consumer Discretionary	5.0%
Industrials	5.1%
Communication Services	10.6%
Health Care	17.9%
Financials	19.4%
Information TechnologyFootnote Reference**	31.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	6.0%
Apple, Inc.	5.5%
Microsoft Corp.	3.5%
Alphabet, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
AbbVie, Inc.	2.7%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%

C000250754
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd Global Equity ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Global Equity ETF	$67	0.60%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a global economic cycle that continues to exhibit signs of being at an advanced stage, particularly within developed economies.

Top contributors to performance:

  The Fund’s international positioning, including an overweight of Developed and Emerging Asia, was the largest positive contributor to relative returns during the last year.

  The Fund’s avoidance of certain economically-sensitive U.S. sectors, including real estate and materials, contributed positively to relative returns for the Fund during the fiscal year as they underperformed the S&P 500® Index.

Top detractors from performance:

  The Fund’s overweight to the U.S. financials sector and underweight to the U.S. information technology sector were the largest detractors during the fiscal year.

  The Fund’s overweight to several more defensive U.S. sectors, including consumer staples, utilities, and health care, detracted from relative performance.

  The Fund’s avoidance of the U.S. energy and industrials sectors, which are typically considered to be more economically sensitive, detracted from relative performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Fund @ Net Asset Value - $14,219	S&P 500® Index (regulatory broad based index) - $14,058
6/24Footnote Reference*	$10,000	$10,000
6/24	$10,006	$9,979
9/24	$10,656	$10,567
12/24	$10,440	$10,821
3/25	$10,422	$10,359
6/25	$11,479	$11,493
9/25	$12,264	$12,426
12/25	$12,651	$12,756
3/26	$12,388	$12,203
6/26	$14,219	$14,058

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception
Fund @ Net Asset Value	23.87%Footnote Reference	18.96%Footnote Reference
S&P 500® Index	22.32%	18.30%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Largest Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
State Street Technology Select Sector SPDR ETF	18.1%
iShares Core MSCI Europe ETF	14.9%
State Street Financial Select Sector SPDR ETF	12.7%
Vanguard FTSE All-World ex-US ETF	12.4%
State Street Health Care Select Sector SPDR ETF	8.3%
State Street Communication Services Select Sector SPDR ETF	5.9%
iShares Core S&P Small-Cap ETF	5.1%
iShares Biotechnology ETF	3.4%
iShares Expanded Tech Sector ETF	3.3%
iShares U.S. Transportation ETF	3.3%

Material Fund Change [Text Block]